Equity (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of share capital, reserves and other equity interest [text block] [Abstract]
Schedule of equity distribution [text block]
	2019	2018	2017

Approval date in Board of Directors	November 18, 2019	September 21, 2018	October 26, 2017
Declared dividends per share to be paid in cash S/	0.36000	0.38000	0.35000
Declared dividends S/(000):	154,119	161,396	149,837